Share Capital (Tables)	12 Months Ended
Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Stock Option Activity
	Years ended December 31
	2012		2013		2014
		Weighted-		Weighted-		Weighted-
		average		average		average
	Shares	exercise	Shares	exercise	Shares	exercise
	option	price	option	price	option	Price

Balance at beginning of year	275	$7.18	1,020	$4.87	1,368	$5.30
Grants	1,005	4.76	395	7.47	158	8.26
Exercised	-	-	-	-	(140)	5.40
Forfeited	(260)	6.87	(47)	7.88	(214)	5.77

Balance at end of year	1,020	4.87	1,368	5.30	1,172	6.36

Exercisable at end of year	10	$12.50	-	-	423	$5.24

Schedule of Options Outstanding by Exercise Price Range

		Options Outstanding
		Weighted
		average	Weighted		Weighted
		remaining	average		Average
	Number	contractual	exercise	Number	Exercise
Range of Exercise Price	outstanding	life (years)	price	Exercisable	price
$5.22-$6.85	726	4.64	4.19	423	5.24
$7.69-$8.95	446	6.15	8.06	-	-

Schedule of Weighted-Average Assumptions
	Year ended December 31
	2012	2013	2014
Expected stock price volatility	42%-48.4%	34.27%-47.98%	32.07%-42.15%
Risk-free interest rate	0.5%-1.2%	0.57%-1.99%	1.49%-1.96%
Dividend yield	6.5%-8.1%	6.5%	2%-6.5%
Expected life of options (in years)	5	5	5

Schedule of Allocation of Stock-Based Compensation Charge
	Year ended December 31
	2012	2013	2014
Cost of revenues	$17	$33	$57
Sales and marketing	25	81	74
General and administrative	260	453	562

	$302	$567	$693